Debt Issuance Costs (Details) (USD $)	12 Months Ended			42 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013	Jun. 30, 2014
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 38,900,000	$ 12,700,000	$ 0	$ 51,600,000
Write off of Deferred Debt Issuance Cost	118,300,000	0	0	118,300,000
Deferred Finance Costs, Gross	347,705,000			347,705,000
Accumulated Amortization, Deferred Finance Costs	(51,665,000)			(51,665,000)
Debt issuance costs, net	296,040,000	200,067,000		296,040,000	244,273,000
2013 Liquefaction Credit Facilities [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Gross	257,924,000			257,924,000
Amortization period	7 years
Accumulated Amortization, Deferred Finance Costs	(46,400,000)			(46,400,000)
Debt issuance costs, net	211,524,000			211,524,000
2021 Senior Notes [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Gross	45,325,000			45,325,000
Amortization period	8 years
Accumulated Amortization, Deferred Finance Costs	(3,910,000)			(3,910,000)
Debt issuance costs, net	41,415,000			41,415,000
2022 Senior Notes [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Gross	22,226,000			22,226,000
Amortization period	8 years 3 months 21 days
Accumulated Amortization, Deferred Finance Costs	(195,000)			(195,000)
Debt issuance costs, net	22,031,000			22,031,000
2023 Senior Notes [Member]
Debt Instrument [Line Items]
Deferred Finance Costs, Gross	22,230,000			22,230,000
Amortization period	10 years
Accumulated Amortization, Deferred Finance Costs	(1,160,000)			(1,160,000)
Debt issuance costs, net	$ 21,070,000			$ 21,070,000